Schedule of fair value measurement (Details) - USD ($)	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 8,601,706	$ 15,305,996	$ 5,243,278	$ 2,818,744
Restricted cash	47,455	331,528	388,587
Accounts and other receivables	8,404,009	8,646,807	3,845,890
Government remittances	874,334	1,070,216	1,125,912
Publisher advance	1,490,648	3,197,102
Promissory notes receivable	576,528
Accounts payable	12,772,375	10,403,667	12,455,214
Accrued liabilities	3,756,758	5,722,470	4,689,131
Players liability account	47,455	331,528	388,587
Long-term debt	4,983,236	9,037,068
Promissory notes payable	771,762	821,948	3,818,920
Warrant liability	49,894	4,868,703	14,135,321
Convertible debt	7,250,603	9,951,496	10,793,459
Line of credit			4,919,507
Deferred purchase consideration			333,503
Warrant liability	49,894	4,868,703	14,135,321
Previously stated [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		15,305,996	5,243,278
FVTPL Mandatorily Measured [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Restricted cash
Accounts and other receivables
Government remittances
Publisher advance	1,490,648	4,534,218
Promissory notes receivable	576,528
Investment at FVTPL	2,629,851	2,629,851
Financial assets	4,697,027	7,164,069
Accounts payable
Accrued liabilities
Players liability account
Long-term debt
Promissory notes payable
Warrant liability	49,894	4,868,703	14,135,321
Convertible debt
Financial liabilities	49,894	4,868,703	14,135,321
Line of credit
Deferred purchase consideration
FVTPL Mandatorily Measured [member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Restricted cash
Accounts and other receivables
Government remittances
Publisher advance
Investment at FVTPL		2,629,851
Financial assets		2,629,851
Accounts payable
Accrued liabilities
Players liability account
Long-term debt
Promissory notes payable
Convertible debt
Financial liabilities		4,868,703
Line of credit
Deferred purchase consideration
Warrant liability		4,868,703
Amortized Cost [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	8,601,706	15,305,996	5,243,278
Restricted cash	47,455	331,528	388,587
Accounts and other receivables	8,404,009	8,646,807	3,845,890
Government remittances	874,334	1,070,216	1,125,912
Publisher advance
Promissory notes receivable
Investment at FVTPL
Financial assets	17,927,504	25,354,547	10,603,667
Accounts payable	12,772,375	10,403,667	12,455,214
Accrued liabilities	3,756,758	5,722,470	4,689,131
Players liability account	47,455	331,528	388,587
Long-term debt		96,664	230,932
Promissory notes payable	771,762	821,948	3,818,920
Warrant liability
Convertible debt
Financial liabilities	17,348,350	17,376,277	26,835,794
Line of credit			4,919,507
Deferred purchase consideration			333,503
Amortized Cost [member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		15,305,996
Restricted cash		331,528
Accounts and other receivables		8,646,807
Government remittances		1,070,216
Publisher advance		4,534,218
Investment at FVTPL
Financial assets		29,888,765
Accounts payable		10,403,667
Accrued liabilities		5,722,470
Players liability account		331,528
Long-term debt		96,664
Promissory notes payable		821,948
Convertible debt
Financial liabilities		17,376,277
Line of credit
Deferred purchase consideration
Warrant liability
FVTPL Designated [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Accrued liabilities
Players liability account
Long-term debt
Promissory notes payable
Warrant liability
Convertible debt	7,250,603	9,951,496
Financial liabilities	$ 7,250,603	9,951,496
F V O C I Mandatorily Measured [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Restricted cash
Accounts and other receivables
Government remittances
Publisher advance
Investment at FVTPL
Financial assets
F V O C I Mandatorily Measured [Member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Restricted cash
Accounts and other receivables
Government remittances
Publisher advance
Investment at FVTPL
Financial assets
F V O C I Designated [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Restricted cash
Accounts and other receivables
Government remittances
Publisher advance
Investment at FVTPL
Financial assets
Accounts payable
Accrued liabilities
Players liability account
Long-term debt
Promissory notes payable
Warrant liability
Convertible debt			10,793,459
Financial liabilities			10,793,459
Line of credit
Deferred purchase consideration
F V O C I Designated [Member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Restricted cash
Accounts and other receivables
Government remittances
Publisher advance
Investment at FVTPL
Financial assets
Accounts payable
Accrued liabilities
Players liability account
Long-term debt
Promissory notes payable
Convertible debt		9,951,496
Financial liabilities		9,951,496
Line of credit
Deferred purchase consideration
Warrant liability